Operations and Reorganization - Out of period adjustment (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
Operations and Reorganization
Amount of deductions from net revenues	¥ 2,501,000
Net revenues excluding out of period adjustment	¥ 1,480,994